Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Operations
Revenues	$ 84,850,502	$ 930,073
Program costs and discounts	(20,139,341)
Net revenues	64,711,161	930,073
Costs of sales	29,027,643	324,923
Gross profit	35,683,518	605,150
Commissions and incentives	16,432,061
Impairment of goodwill		2,488,708
Selling, general and administrative	27,918,877	2,291,991
Operating loss	(8,667,420)	(4,175,549)
Gain on marketable securities	(499,949)
Interest expense, net	1,609,313	42,673
Loss before income tax provision	(9,776,784)	(4,218,222)
Income tax provision	273,000
Loss from continuing operations	(10,049,784)	(4,218,222)
Loss from discontinued operations, net of income taxes of $0		(184,725)
Net loss	(10,049,784)	(4,402,947)
Net loss attributable to noncontrolling interest	(1,518,719)
Net loss attributed to common stockholders	$ (8,531,065)	$ (4,402,947)
Basic and diluted loss per share:
Weighted average common shares outstanding (in shares)	49,705,125	22,563,720
Loss from continuing operations (in dollars per share)	$ (0.20)	$ (0.19)
Loss from discontinued operations (in dollars per share)	$ 0.00	$ 0.00
Net loss attributable to common stockholders (in dollars per share)	$ (0.17)	$ (0.19)